United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 07/31/16

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—91.2%
		Aerospace/Defense—0.9%
$ 8,030,000		TransDigm, Inc., 5.50%, 10/15/2020	$8,270,900
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,008,500
5,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,668,000
8,050,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	8,442,438
11,500,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	12,002,320
8,600,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	8,879,500
		TOTAL	48,271,658
		Automotive—3.2%
9,900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	10,518,750
4,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,294,438
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,042,625
10,175,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	10,454,812
22,175,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	20,290,125
8,775,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	9,268,594
6,075,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	6,454,688
10,725,000	[1]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	10,644,562
9,125,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	9,889,219
8,775,000		Lear Corp., 4.75%, 1/15/2023	9,126,000
6,725,000		Lear Corp., 5.25%, 1/15/2025	7,212,562
600,000		Lear Corp., 5.375%, 3/15/2024	645,000
12,325,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	12,694,750
4,675,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	4,856,156
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	781,875
9,021,182	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	10,013,512
2,390,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	2,446,763
8,100,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	8,444,250
8,650,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	8,931,125
2,150,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	2,203,750
1,650,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,753,125
8,025,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	8,416,219
		TOTAL	162,382,900
		Building Materials—2.3%
2,575,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	2,755,250
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,410,000
10,450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	10,841,875
2,125,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	2,241,875
3,625,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,915,000
4,650,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	5,056,875
5,950,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	6,321,875
3,975,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	4,242,716
6,550,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	6,852,937
4,425,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	4,684,969
11,025,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	12,127,500
18,375,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	19,298,344
19,750,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	20,786,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,400,000	[1,2]	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	$1,466,500
2,050,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	2,162,750
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	9,052,062
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,619,070
		TOTAL	117,836,473
		Cable Satellite—6.3%
1,525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,580,281
3,725,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	3,864,688
14,550,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	15,568,500
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	1,670,000
9,325,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,767,937
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,785,875
10,850,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	11,473,875
4,275,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,472,719
5,925,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	6,339,750
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,220,750
2,150,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	2,051,939
3,750,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	3,450,000
13,050,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	13,082,625
4,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,147,406
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,720,703
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	9,226,687
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	926,406
7,700,000		DISH DBS Corp., 5.00%, 3/15/2023	7,276,500
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	12,072,654
12,125,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	11,746,093
3,675,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	3,819,703
4,575,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,075,125
11,925,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	2,832,188
5,475,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	4,010,438
7,175,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	6,888,000
19,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	12,556,500
10,325,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	7,382,375
9,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	10,511,062
18,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	21,515,375
7,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	7,965,000
18,125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,192,969
7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,916,906
8,475,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	8,726,623
8,350,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	8,532,698
2,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,730,000
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co .KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,813,188
13,925,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	14,760,500
16,650,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	16,691,625
2,825,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	2,849,719
9,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,653,875
6,425,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	6,425,000
1,525,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	1,549,781

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	$3,441,375
		TOTAL	324,285,413
		Chemicals—2.5%
9,075,000		Ashland, Inc., 4.75%, 8/15/2022	9,449,344
10,425,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	10,060,125
8,775,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,301,500
7,725,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	8,029,210
10,950,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	9,307,500
15,350,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	13,776,625
10,575,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	10,786,500
10,050,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	10,251,000
5,875,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	6,194,483
5,450,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	5,490,875
30,550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	26,654,875
2,425,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	2,570,500
5,225,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	5,623,406
		TOTAL	127,495,943
		Construction Machinery—0.5%
6,175,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	6,375,687
3,375,000		United Rentals, Inc., 4.625%, 7/15/2023	3,455,156
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,883,313
9,900,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	10,214,424
1,200,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,266,000
		TOTAL	25,194,580
		Consumer Cyclical Services—0.9%
10,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	9,039,250
6,600,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,709,000
19,450,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	17,845,375
3,225,000	[1,2]	IHS Markit Ltd., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	3,329,812
3,025,000	[1,2]	Manitowoc Foodservice, Inc., Sr. Note, Series 144A, 9.50%, 2/15/2024	3,444,719
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,513,438
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,252,500
		TOTAL	45,134,094
		Consumer Products—2.7%
27,025,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	28,376,250
13,400,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	10,954,500
19,275,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	19,009,969
13,625,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	14,408,437
18,400,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	18,883,000
6,100,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	6,466,000
8,350,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	9,080,625
8,175,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	8,869,875
10,400,000		Springs Industries, Inc., 6.25%, 6/1/2021	10,816,000
3,950,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	4,006,801
2,000,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	2,092,500
4,450,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	4,683,625
		TOTAL	137,647,582
		Diversified Manufacturing—1.5%
4,375,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	4,375,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$15,600,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	$16,126,500
10,750,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	10,024,375
10,650,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,999,250
9,175,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	9,679,625
15,475,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	15,977,938
12,175,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	12,540,250
		TOTAL	77,722,938
		Financial Institutions—4.0%
1,925,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	2,064,562
8,450,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	9,052,062
4,500,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	4,850,235
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,328,750
3,100,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,262,130
22,475,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	23,486,375
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,860,312
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,233,125
4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	5,068,281
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,182,338
6,125,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	6,301,094
1,950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	2,019,791
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,843,000
2,825,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,008,625
1,275,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	1,329,188
1,050,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	1,115,625
6,050,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,382,750
1,825,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/15/2022	1,925,375
12,350,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	11,979,500
1,525,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	1,616,500
29,875,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	30,024,375
8,250,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,848,125
11,700,000		International Lease Finance Corp., 5.875%, 8/15/2022	13,381,875
1,450,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	1,593,739
1,450,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	1,353,938
16,150,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	15,019,500
2,725,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	2,764,512
2,050,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,947,500
27,875,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	27,770,469
		TOTAL	207,613,651
		Food & Beverage—2.6%
29,700,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	27,324,000
3,261,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	3,360,868
4,100,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	4,243,500
6,775,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	7,012,125
1,925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	1,992,375
14,750,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	15,303,125
3,250,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	3,469,375
300,000		Post Holdings, Inc., Sr. Unsecd. Note, 7.375%, 2/15/2022	321,585
10,425,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	10,418,484
2,100,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	2,223,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$4,750,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	$5,278,438
19,775,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	22,790,687
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,530,404
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,671,125
1,450,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	1,566,000
15,800,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,590,000
		TOTAL	136,095,466
		Gaming—3.3%
4,350,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	4,659,937
12,275,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	13,195,625
11,950,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	10,934,250
5,075,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	5,468,312
3,000,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	3,206,250
14,375,000		MGM Mirage, Inc., 7.75%, 3/15/2022	16,609,019
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,882,000
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,458,813
3,350,000		MGM Resorts International, 6.00%, 3/15/2023	3,632,673
2,825,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	3,032,638
16,150,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	17,421,812
16,125,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	16,830,469
12,025,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	12,303,018
8,975,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	9,221,812
5,752,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	5,920,965
20,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	20,808,000
1,555,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,562,775
14,800,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	15,673,200
		TOTAL	170,821,568
		Health Care—9.6%
1,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	997,880
15,050,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	15,586,081
14,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	14,356,000
2,250,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	2,334,375
13,600,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	14,331,000
5,450,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	5,450,000
38,850,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	33,605,250
3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	3,801,563
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	6,024,011
6,675,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	7,075,500
10,425,000		Emdeon, Inc., 11.00%, 12/31/2019	11,027,044
6,875,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	7,321,875
16,775,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	17,152,437
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,828,750
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,840,500
3,425,000		HCA, Inc., 5.25%, 6/15/2026	3,639,063
9,150,000		HCA, Inc., 5.875%, 2/15/2026	9,813,375
8,700,000		HCA, Inc., 5.875%, 5/1/2023	9,330,750
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,797,094
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,961,250
6,200,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	6,843,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	$23,522,581
16,325,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,569,687
14,800,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	15,873,000
3,375,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	3,539,531
19,950,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	19,251,750
7,675,000		LifePoint Health, Inc., 5.875%, 12/1/2023	8,116,313
9,975,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,494,598
3,550,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	3,638,750
2,550,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,664,750
16,225,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	17,360,750
43,650,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	37,320,750
23,150,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	24,018,125
14,175,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	14,812,875
13,650,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	14,912,625
4,075,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	4,176,875
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,252,170
20,775,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	21,554,062
9,125,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	9,147,812
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	8,004,250
21,775,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	21,040,094
17,525,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	19,803,250
		TOTAL	494,191,646
		Independent Energy—4.5%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	5,795,875
6,750,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	6,328,125
4,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	3,805,000
3,750,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	3,609,375
2,750,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,828,750
10,925,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	4,752,375
4,775,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	4,536,250
10,250,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	10,275,625
3,550,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,396,250
6,325,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	5,724,125
2,425,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	1,636,875
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,448,875
3,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	2,397,125
14,050,000		Continental Resources, Inc., 4.50%, 4/15/2023	12,785,500
575,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	586,500
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,071,250
3,150,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,590,750
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,004,250
3,000,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,725,000
3,050,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	3,088,125
9,325,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	9,604,750
8,425,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	7,793,125
5,900,000		Laredo Petroleum, 5.625%, 1/15/2022	5,369,000
2,650,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	2,424,750
5,200,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	5,083,000
5,900,000		Legacy Reserves, 6.625%, 12/1/2021	2,625,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$6,225,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	$6,178,312
4,250,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	3,006,875
10,600,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	7,817,500
3,775,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,204,031
10,125,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	8,884,687
3,600,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,042,000
2,650,000		PDC Energy, Inc., 7.75%, 10/15/2022	2,749,375
725,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	733,156
3,575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	3,387,312
3,650,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	3,686,500
7,625,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	7,853,750
1,250,000		Range Resources Corp., 5.00%, 8/15/2022	1,153,125
2,800,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,562,000
875,000		Range Resources Corp., Sr. Sub., 5.75%, 6/1/2021	853,125
8,219,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	7,849,145
11,200,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	10,976,000
2,575,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	2,594,313
5,000,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,025,000
5,175,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	4,321,125
1,225,000		SM Energy Co., Sr. Unsecd. Note, 6.125%, 11/15/2022	1,044,313
7,650,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	6,540,750
1,050,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 11/15/2021	926,625
4,525,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	4,027,250
1,925,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,655,500
2,200,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	2,002,000
900,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	891,000
2,425,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	2,390,129
825,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.00%, 3/15/2019	726,000
3,225,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	2,717,063
16,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	13,590,937
		TOTAL	233,675,023
		Industrial - Other—1.8%
3,375,000		Anixter International, Inc., 5.125%, 10/1/2021	3,577,500
3,600,000		Anixter International, Inc., 5.625%, 5/1/2019	3,856,500
6,825,000		Anixter, Inc., 5.50%, 3/1/2023	7,191,844
11,325,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	11,381,625
10,900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	11,336,000
11,550,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	11,954,250
18,900,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	17,293,500
14,100,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	14,840,250
11,075,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	9,995,187
		TOTAL	91,426,656
		Leisure—0.3%
1,050,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,093,660
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	313,500
3,575,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,709,062
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
8,675,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	8,805,125
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,724,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$1,075,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	$1,107,519
		TOTAL	16,753,116
		Lodging—0.2%
4,850,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,028,359
2,650,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,689,750
		TOTAL	7,718,109
		Media Entertainment—6.6%
4,625,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,757,969
6,600,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	6,740,250
3,725,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,860,031
6,375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	6,749,531
5,850,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	6,259,500
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,104,312
6,125,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	6,477,188
2,075,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,075,000
20,275,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	21,086,000
5,950,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	2,528,750
9,475,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	10,185,625
13,075,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	13,499,937
6,225,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,551,813
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,277,250
4,425,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	4,651,782
15,150,000		Gray Television, Inc., 7.50%, 10/1/2020	15,831,750
9,525,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	9,815,512
2,950,000		Lamar Media Corp., 5.00%, 5/1/2023	3,086,438
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,513,313
1,550,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	1,666,250
4,750,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	5,011,250
8,625,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,991,563
1,475,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	1,546,906
5,750,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/1/2024	6,166,875
16,550,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	17,480,937
6,100,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	6,420,250
10,800,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	11,164,500
7,200,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	7,335,000
18,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	19,225,125
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,883,063
13,775,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	13,809,437
9,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	9,210,937
17,525,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	18,160,281
3,500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.375%, 11/1/2021	3,692,500
4,625,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	4,867,813
14,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,790,000
12,625,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	12,672,344
22,725,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	23,293,125
1,600,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,628,000
		TOTAL	340,068,107
		Metals & Mining—1.7%
17,850,000		ArcelorMittal SA, 6.125%, 6/1/2025	19,004,716

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$15,875,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	$13,732,669
22,550,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	17,589,000
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,560,250
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,920,813
7,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	8,287,500
3,975,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	4,193,625
10,200,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	8,007,000
1,850,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2021	1,979,500
7,525,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	8,202,250
5,604,562	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,390,760
		TOTAL	88,868,083
		Midstream—6.3%
7,925,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	7,884,487
4,150,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	4,147,767
2,100,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	2,223,375
5,975,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	6,191,594
16,025,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,806,219
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	675,500
4,025,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	3,803,625
3,850,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	4,037,688
6,525,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	6,153,858
9,475,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.25%, 4/1/2023	8,930,187
4,825,000		Energy Transfer Equity LP, 5.50%, 6/1/2027	4,713,543
16,025,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	16,154,642
3,975,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,302,938
7,650,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	6,751,125
8,650,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	7,914,750
9,875,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	8,986,250
10,175,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	10,327,625
8,900,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	9,167,000
5,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	4,798,875
15,000,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	16,429,230
3,050,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	2,994,206
12,850,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	12,750,824
5,825,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	5,832,066
6,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	6,676,809
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,611,820
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,711,637
2,500,000		Regency Energy Partners LP, 5.875%, 3/1/2022	2,731,110
4,575,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	4,106,063
3,225,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,910,563
15,475,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	16,055,312
6,000,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	6,148,140
3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	3,382,500
12,425,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	13,061,781
14,300,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	14,192,750
2,372,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,468,363
5,575,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	5,575,000
18,800,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	17,437,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,875,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	$2,867,813
6,125,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	6,033,125
550,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	587,125
10,671,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	10,964,452
5,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	5,271,442
6,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	6,322,250
5,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	5,376,353
11,486,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	11,457,285
3,050,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	2,920,375
		TOTAL	322,846,442
		Oil Field Services—0.3%
6,350,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	2,921,000
6,275,000		Weatherford International Ltd., 7.00%, 3/15/2038	4,674,875
9,425,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	8,812,375
1,750,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,268,750
		TOTAL	17,677,000
		Packaging—5.3%
3,500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	3,539,375
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,209,125
7,700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	7,960,260
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,033,765
9,225,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	9,432,563
18,125,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	19,212,500
2,600,000		Ball Corp., 4.00%, 11/15/2023	2,648,750
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,961,875
13,750,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	14,901,562
10,550,000		Berry Plastics Corp., 5.125%, 7/15/2023	10,958,812
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	21,498,062
5,025,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	5,357,906
22,974,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	22,974,000
10,075,000		Crown Americas LLC, 4.50%, 1/15/2023	10,465,406
9,450,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,922,500
14,200,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	14,697,000
1,025,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,073,688
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	10,268,625
2,725,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,934,484
4,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	4,669,688
12,275,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	12,704,625
5,825,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	6,167,219
26,850,000		Reynolds Group, 8.25%, 2/15/2021	27,960,247
901,000		Reynolds Group, 9.875%, 8/15/2019	926,904
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,210,000
8,125,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,571,875
2,100,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,236,500
4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,277,813
9,200,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	9,855,500
23,225,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	23,181,337
		TOTAL	274,811,966

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—0.3%
$2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	$2,456,250
13,104,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	13,071,240
1,350,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	1,415,813
		TOTAL	16,943,303
		Pharmaceuticals—3.2%
4,850,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,231,625
14,050,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	12,188,375
9,725,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	8,527,658
15,775,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	16,524,312
35,325,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	37,561,072
3,525,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	3,551,438
14,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	12,320,000
10,750,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	9,970,625
7,275,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	7,020,375
8,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	7,106,156
6,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	6,194,375
3,950,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	3,263,688
25,650,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	21,353,625
6,525,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	5,856,188
11,350,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	9,505,625
		TOTAL	165,175,137
		Refining—0.6%
13,000,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	11,115,000
9,850,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	10,022,375
2,425,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	2,500,781
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,638,125
		TOTAL	32,276,281
		Restaurants—1.1%
6,725,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	6,943,563
21,500,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	22,601,875
8,750,000		NPC INTL/OPER Co. A&B, Inc., 10.50%, 1/15/2020	9,242,187
8,325,000		Yum! Brands, Inc., 3.875%, 11/1/2023	8,231,344
3,500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	3,666,250
6,850,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	7,265,247
		TOTAL	57,950,466
		Retailers—1.8%
29,350,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	30,780,812
1,950,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 5/15/2024	2,008,500
4,425,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	4,579,875
3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	3,475,938
3,400,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	3,752,750
15,650,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,295,563
9,850,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	7,830,750
5,100,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	5,240,760
12,850,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	13,685,250
2,800,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	3,024,000
2,600,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.75%, 6/1/2022	2,723,500
		TOTAL	93,397,698

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Supermarkets—0.2%
$8,050,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	$8,573,250
		Technology—9.1%
5,775,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	5,327,438
26,925,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	22,078,500
8,550,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	7,524,000
14,100,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	15,933,000
6,400,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	6,856,000
16,050,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	16,818,313
9,000,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	9,540,000
7,225,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	7,541,094
3,800,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	3,975,864
15,425,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	16,620,576
13,550,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	13,905,687
11,650,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	11,999,500
41,900,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	42,423,750
12,625,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	13,051,094
29,725,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	27,867,187
26,550,000		Infor US, Inc., 6.50%, 5/15/2022	26,483,625
1,850,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	1,958,688
7,525,000		Iron Mountain, Inc., 5.75%, 8/15/2024	7,767,230
22,450,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	22,225,500
4,625,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	4,174,063
3,950,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,564,875
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	6,407,750
8,550,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	9,747,000
8,875,000		NCR Corp., 6.375%, 12/15/2023	9,230,000
3,950,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,994,438
7,650,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,707,375
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,357,656
12,325,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	12,634,357
10,000,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	10,375,000
4,150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	4,426,805
10,350,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	11,268,562
9,925,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	10,346,812
2,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	2,447,063
8,500,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,946,250
2,725,000		Seagate HDD Cayman, 4.75%, 6/1/2023	2,543,311
3,950,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	3,459,232
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,696,531
5,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	5,948,250
6,425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,979,156
16,600,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	18,000,708
13,300,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	6,699,875
8,125,000		Verisign, Inc., 4.625%, 5/1/2023	8,399,219
21,050,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	22,576,125
		TOTAL	467,827,459
		Transportation - Services—0.9%
2,800,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	2,796,500
5,325,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	5,038,781

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$17,150,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	$17,535,875
13,725,000		HDTFS, Inc., 6.25%, 10/15/2022	14,479,875
2,475,000		Hertz Corp., 5.875%, 10/15/2020	2,561,625
4,875,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,972,500
		TOTAL	47,385,156
		Utility - Electric—1.6%
18,225,000		Calpine Corp., 5.75%, 1/15/2025	18,270,562
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,702,188
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,198,937
2,300,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,305,750
20,034	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	20,185
15,500,000		NRG Energy, Inc., 6.25%, 5/1/2024	15,383,750
405,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	418,325
8,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	8,155,750
2,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,528,063
9,925,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	9,825,750
5,850,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	6,032,812
7,700,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	7,767,375
4,600,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	4,600,000
		TOTAL	80,209,447
		Wireless Communications—4.6%
14,500,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	14,763,175
23,500,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	23,206,250
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,877,500
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,721,573
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	13,074,375
3,825,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	4,042,547
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	446,781
6,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	7,029,500
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	1,002,250
10,000,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,712,500
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,365,156
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,377,250
13,450,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	13,450,000
20,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	17,350,500
16,975,000		Sprint Corp., 7.125%, 6/15/2024	15,192,625
20,050,000		Sprint Corp., 7.875%, 9/15/2023	18,408,506
4,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	4,389,250
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,252,063
20,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	17,645,896
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,260,000
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,682,263
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,724,109
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,262,555
9,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,824,812
11,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	12,321,281
8,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	8,992,856
		TOTAL	234,375,573

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—0.5%
$6,950,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	$7,280,125
3,600,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	3,775,500
2,350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,470,438
10,550,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	11,117,062
2,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,818,125
		TOTAL	27,461,250
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,670,211,372)	4,700,113,434
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
31,183	[1,4,6]	Lone Pine Resources Canada Ltd.	0
31,183	[4,6]	Lone Pine Resources, Inc.	53,947
250,000	[1,4,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $240,941)	53,947
		INVESTMENT COMPANIES—7.6%[7]
113,222,658		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[8]	113,222,658
45,254,433		High Yield Bond Portfolio	281,935,115
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $388,586,543)	395,157,773
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $5,059,038,856)[9]	5,095,325,154
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	60,242,584
		TOTAL NET ASSETS—100%	$5,155,567,738
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $2,381,605,274, which represented 46.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $2,370,940,527, which represented 46.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 - 5/27/2009	$16,962	$20,185
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006 - 1/2/2008	$140,362	$0
International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	5/26/2011 - 7/7/2015	$10,705,625	$10,644,562
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.

Transactions involving the affiliated holdings during the period ended July 31, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	65,527,673	45,254,433	110,782,106
Purchases/Additions	1,064,991,394	—	1,064,991,394
Sales/Reductions	(1,017,296,409)	—	(1,017,296,409)
Balance of Shares Held 7/31/2016	113,222,658	45,254,433	158,477,091
Value	$113,222,658	$281,935,115	$395,157,773
Dividend Income	$263,957	$13,704,937	$13,968,894
8	7-day net yield.
9	At July 31, 2016, the cost of investments for federal tax purposes was $5,059,038,856. The net unrealized appreciation of investments for federal tax purposes was $36,286,298. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $160,098,911 and net unrealized depreciation from investments for those securities having an excess of cost over value of $123,812,613.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$4,700,113,434	$0	$4,700,113,434
Equity Securities:
Common Stocks
International	—	—	53,947	53,947
Investment Companies[1]	113,222,658	—	—	395,157,773
TOTAL SECURITIES	$113,222,658	$4,700,113,434	$53,947	$5,095,325,154
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $281,935,115 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016